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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wellspring Management, LLC
Address: 1790 Kilby Parkway
         Suite 127
         Memphis, TN 38138

Form 13F File Number: 28-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George Griffin
Title: Chief Financial Officer
Phone: (901) 753-2596

Signature, Place, and Date of Signing:

      /S/George Griffin               Memphis, TN             May 14, 2007
 ---------------------------  ---------------------------  -------------------
         [Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 33
Form 13F Information Table Value Total: $139,461,000
List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
COLUMN 1         COLUMN 2   COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------         --------- ----------- -------- ---------------- ---------- -------- -------------------
                                                                                      VOTING AUTHORITY
                 TITLE OF               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER    CLASS      CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------   --------- ----------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ADTRAN, INC            COM 00738A 10 6  11,449  441,720             SOLE             441,720
AMERICAN
  COMMERCIAL
  LINES                COM 025195 20 7    5782  200,000             SOLE             200,000
AMERICAN
  ORIENTAL
  BIOENGINEERING       COM 028731 10 7    3951  377,700             SOLE             377,700
BURLINGTON
  NORTHERN
  SANTA FE             COM 12189T 10 4    2148   24,000             SOLE              24,000
CANADIAN
  NATIONAL
  RAILWAY              COM 136375 10 2    1020   20,000             SOLE              20,000
CELADON GROUP          COM 150838 10 0      88    5,500             SOLE               5,500
DARWIN
  PROFESSIONAL
  UNDERWRITER          COM 237502 10 9    6239  242,400             SOLE             242,400
ECHOSTAR
  COMMUNICATIONS
  CORP                CL A 278762 10 9    4902  100,000             SOLE             100,000
FIRST DATA CORP        COM 319963 10 4    6508  200,000             SOLE             200,000
HANESBRANDS
  INC.                 COM 410345 10 2    7758  290,000             SOLE             290,000
INFINITY PPTY &
  CAS CORP             COM 45665Q 10 3  12,714  239,800             SOLE             239,800
INTEGRATED
  ELECTRICAL
  SVC                  COM 45811E 30 1    2675  100,000             SOLE             100,000
J B HUNT
  TRANSPORTATION
  SVCS                 COM 445658 10 7    8432  293,500             SOLE             293,500
LIBERTY MEDIA
  HOLDING CORP   INT SER A 53071M 10 4    5824  230,000             SOLE             230,000
LIBERTY MEDIA
  HOLDING CORP   CAP SER A 53071M 30 2  12,966  109,000             SOLE             109,000
POOL
  CORPORATION          COM 73278L 10 5    5134  132,762             SOLE             132,762
SAIC INC               COM 78390X 10 1    1139   60,000             SOLE              60,000
SPRINT NEXTEL
  CORPORATION          COM 852061 10 0    7069  340,000             SOLE             340,000
WORLD FUEL
  SERVICES CORP        COM 981475 10 6    1447   30,000             SOLE              30,000
FROZEN FOOD
  EXPRESS              COM 359360 10 4    1343  159,900             SOLE             159,900
FIRST HORIZON
  NATL. CORP           COM 320517 10 5    1598   40,000             SOLE              40,000
AKZO NOBEL             ADR 010199 30 5    2379   30,000             SOLE              30,000
ADHEREX
  TECHNOLOGIES         COM 00686R 20 0      57  100,000             SOLE             100,000
KIRKLANDS INC          COM 497498 10 5     490  102,814             SOLE             102,814
LANDSTAR SYS           COM 515098 10 1     251    5,000             SOLE               5,000
KNIGHT
  TRANSPORTATION       COM 499064 10 3    4658  240,000             SOLE             240,000
OFFICE DEPOT           COM 676220 10 6    4858  140,000             SOLE             140,000

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
COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------       -------- ----------- -------- ---------------- ---------- -------- -------------------
                                                                                   VOTING AUTHORITY
               TITLE OF              VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER  CLASS     CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------- -------- ----------- -------- ------- --- ---- ---------- -------- ------- ------ ----
SAIA INC          COM   78709Y 10 5   3986   138,509             SOLE             138,509
NORFOLK
  SOUTHERN        COM   655844 10 8   2149    40,000             SOLE              40,000
PFIZER            COM   717081 10 3    806    30,000             SOLE              30,000
SRA INTL         CL A   78464R 10 5   5357   205,000             SOLE             205,000
TIME
  WARNER          COM   887317 10 5   4210   200,000             SOLE             200,000
US XPRESS        CL A        90338N     74     5,000             SOLE               5,000